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                          WELLS FARGO NON-QUALIFIED SELECT
                   ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                    GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                      HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            SUPPLEMENT DATED MARCH 8, 2001
                         TO PROSPECTUS DATED AUGUST 28, 2000


The Supplement Dated March 7, 2001 is revoked. Janus Aspen Growth and Income Investment Division remains open to new and subsequent premium payments and transfers of Investment Value.

















   This supplement should be retained with the Prospectus for future reference.


33-63731